Nonfinancial assets and liabilities (Details 3) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 30, 2020
Non-financial assets and liabilities
Cost Of Interest	$ 35,443	$ 34,711
Cost Of Service For The Current Year	206,695	150,484
Expense Recognized During The Year	$ 242,138	$ 185,195